Fair Value Measurements - Schedule of Significant Unobservable Inputs (Details) - Available-for-Sale Securities [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Implied Price to Sales After Discount for Lack of Marketability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.77	0.95
Weighted Average Cost of Capital [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input
Lack of Marketability Discount [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	24	28
Lack of Marketability Discount [Member] | Minimum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20	20
Lack of Marketability Discount [Member] | Maximum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	31	32
Risk-Free Rate [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.6	2.08
Risk-Free Rate [Member] | Minimum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.56	1.87
Risk-Free Rate [Member] | Maximum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.65	2.17
Expected Volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	40.97	43.47
Expected Volatility [Member] | Minimum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	43.7	41.55
Expected Volatility [Member] | Maximum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	42.4	45.49
Probability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%	Liquidation scenario: 40%,35% Redemption scenario: 40%,35% IPO scenario: 20%,30%
Probability [Member] | Minimum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale
Probability [Member] | Maximum [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale